Submission	Aug. 11, 2026
Submission [Line Items]
Central Index Key	0001495825
Registrant Name	Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust
Registration File Number	333-294872
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A